SSgA Funds 1301 Second Avenue, 18th Floor Seattle, Washington 98101 Tel: 206.505.7877 Fax: 206.505.1559

Refer To: Mary Beth Rhoden

Direct Line: 206.505.4846

E-Mail: MBRHODEN@RUSSELL.COM

October 15, 2012	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

450 - 5th Street N.W.

Judiciary Plaza

Washington, D.C. 20549

RE:	SSgA Funds (The “Registrant”) “Sticker” Supplement Pursuant to Rule 497(e) of the Securities Act of 1933, as amended File No. 33-19229 811-5430

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed with the Securities and Exchange Commission on October 5, 2012 to the prospectuses dated December 14, 2011 for the SSgA Emerging Markets Fund (Institutional Class and Select Class Shares) (the “Fund”). The Fund is a series of the Registrant. The 497(e) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund in order to conform data of the Fund.

Sincerely,

/s/ Mary Beth Rhoden

Mary Beth Rhoden
Secretary and Chief Legal Officer